Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Treasury Stock - Additional Paid-in Capital	Additional Paid-in Capital	Retained Earnings	Non-Controlling Interest
BALANCE, value at Dec. 31, 2009	$ 335,057	$ 430			$ 194,112	$ 140,515
BALANCE, shares at Dec. 31, 2009		43,009,303
Net income	18,733					18,733
Dividends declared and paid ($0.04 per share)	(1,878)					(1,878)
Issuance of common stock, value (Note 24)	139,047	45			139,002
Issuance of common stock, shares (Note 24)		4,491,900
Share-based compensation, value (note 23)	4,084	2			4,082
Share-based compensation, shares (Note 23)		208,217
Repurchases of common stock, value (Note 24)	(24,680)		(10)	(24,670)
Repurchases of common stock, shares (Note 24)			(1,000,000)
BALANCE, value at Dec. 31, 2010	470,363	477	(10)	(24,670)	337,196	157,370
BALANCE, shares at Dec. 31, 2010		47,709,420	(1,000,000)
Net income	11,708					10,228	1,480
Dividends declared and paid ($0.04 per share)	(1,864)					(1,864)
Share-based compensation, value (note 23)	3,963	5			3,958
Share-based compensation, shares (Note 23)		487,450
Repurchases of common stock, value (Note 24)	(4,628)		(10)	(4,618)
Repurchases of common stock, shares (Note 24)			(967,639)
BALANCE, value at Dec. 31, 2011	479,542	482	(20)	(29,288)	341,154	165,734	1,480
BALANCE, shares at Dec. 31, 2011		48,196,870	(1,967,639)
Net income	22,449					20,077	2,372
Dividends declared and paid ($0.04 per share)	(1,860)					(1,860)
Share-based compensation, value (note 23)	4,406	4			4,402
Share-based compensation, shares (Note 23)		356,168
Repurchases of common stock, value (Note 24)	(19)		0	(19)	(19)
Repurchases of common stock, shares (Note 24)			(4,000)
BALANCE, value at Dec. 31, 2012	$ 504,518	$ 486	$ (20)	$ (29,307)	$ 345,556	$ 183,951	$ 3,852
BALANCE, shares at Dec. 31, 2012		48,553,038	(1,971,639)